Information about Residential Mortgage Loans Process of Foreclosure - Additional Information (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Financing Receivable, Modifications [Line Items]
Residential mortgage loans in process of foreclosure	¥ 601